SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA, Research and Development Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and development expenses, net [Abstract]
Salaries and social benefits	$ 5,016	$ 3,795	$ 2,774
Share-based payment	705	1,362	3,195
Subcontractors	12,695	9,617	8,150
Materials	3,610	1,677	2,232
Rent and maintenance	758	486	364
Travel and trade shows	728	346	507
Depreciation	195	142	124
Other	239	0	61
Less royalty bearing grants	(1,901)	(2,407)	(4,030)
Reversal of grants received in prior years to related liability	0	0	5,718
Total research and development expenses, net	$ 22,045	$ 15,018	$ 19,095